Protective Life Insurance Company — First Variable Annuity Fund E

Financial Statements

December 31, 2020

Protective Life Insurance Company — First Variable Annuity Fund E

Index	Page(s)

Report of Independent Registered Public Accounting Firm	1

Statement of Assets and Liabilities as of December 31, 2020	2 - 5

Statement of Operations for the year ended December 31, 2020	6 - 9

Statement of Changes in Net Assets for the year ended December 31, 2020	10 - 13

Statement of Changes in Net Assets for the year ended December 31, 2019	14 - 17

Notes to Financial Statements	18 - 27

Report of Independent Registered Public Accounting Firm

To the Contract Owners of Protective Life Insurance Company-First Variable Annuity Fund E and Board of Directors of Protective Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Protective Life Insurance Company - First Variable Annuity Fund E (collectively, the Separate Account), as of December 31, 2020, the related statements of operations for the year or period (as described in Appendix A) then ended, the statements of  changes in net assets for each of the years or periods (as described in Appendix A) in the two-year period then ended and the related notes including the financial highlights in Note 6 for each of the years or periods in the two-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of their operations for the year or period then ended and the changes in their net assets and financial highlights for each of the years or periods in the two-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for each of the years in the three-year period ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agents. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of Protective Life Insurance Company’s separate accounts since 2019.

Birmingham, Alabama
April 29, 2021

Appendix A

Unless noted otherwise, statements of assets and liabilities as of December 31, 2020, statements of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Subaccounts

American Century VP Disciplined Core Value Fund I (6)

American Century VP International

American Century VP Ultra

American Century VP Value

Columbia Variable Portfolio — Seligman Global Technology

Columbia Variable Portfolio — Select Smaller Cap Value

DWS Equity 500 Index VIP — Class A

DWS Small Cap Index VIP — Class A

Federated Hermes Government Money Fund II (1)

Federated Hermes High Income Bond II(2)

Federated Hermes for US Government II(3)

Fidelity Contrafund — Class 2

Fidelity Equity Income — Class 2

Fidelity Growth & Income — Class 2

Fidelity Growth Opportunities — Class 2

Franklin Small-Mid Cap Growth VIP Fund — Class 2

Invesco Real Estate Series I

Invesco VI Health Care Fund

Invesco VI American Franchise

Invesco VI Diversified Dividend

2

Invesco VI Mid Cap Growth(4) Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I(5)

Lord Abbett Growth & Income

MFS Investors Trust Series — IC

MFS Investors Trust Series — SC

MFS New Discovery — IC

MFS New Discovery — SC

MFS Total Return — SC

MFS Utility — SC

MFS VIT II MA Investors Growth Stock — IC

MFS VIT II MA Investors Growth Stock — SC

Templeton Developing Markets VIP Fund (Fund 2)

Templeton Foreign VIP Fund (Fund 2)

Templeton Growth VIP Fund (Fund 2)

(1)         Effective April 28, 2020, name changed from Federated Government Money Fund II — Class A

(2)         Effective April 28, 2020, name changed from Federated High Income Bond II — Class P

(3)         Effective April 28, 2020, name changed from Federated US Government II — Class A

(4)         Statement of operations for the period January 1, 2020 to April 30, 2020 (liquidation date) and the statements of changes in net assets for the period January 1, 2020 to April 30, 2020 and for the year ended December 31, 2019.

(5)         Statement of assets and liabilities as of December 31, 2020 and statements of operations and statement of changes in net assets for the period April 30, 2020 (commencement date) to December 31, 2020.

(6)         Effective September 25, 2020, named changed from American Century VP Income & Growth

3

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Assets and Liabilities

As of December 31, 2020

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated
($ in thousands, except Fair Value per Share)	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II
ASSETS
Investments in subaccounts at fair value	$413	$394	$2,111	$95	$52	$156	$272	$42	$161
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—	—
Total assets	413	394	2,111	95	52	156	272	42	161

LIABILITIES
Payable to Protective Life Insurance Company	—	27	—	—	—	—	—	—	—
Net assets	$413	$367	$2,111	$95	$52	$156	$272	$42	$161

Units Outstanding	15	18	47	3	1	3	9	1	10

Shares Owned in each Portfolio	40	28	77	9	2	6	11	2	14

Fair Value per Share	$10.28	$14.10	$27.48	$11.17	$26.62	$28.26	$24.97	$17.39	$11.16

Investment in Portfolio shares, at Cost	$305	$217	$953	$64	$25	$107	$170	$32	$161

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Assets and Liabilities, continued

As of December 31, 2020

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust
($ in thousands, except Fair Value per Share)	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)
ASSETS
Investments in subaccounts at fair value	$480	$425	$1,287	$84	$1,660	$58	$26	$6	$115
Receivable from Protective Life Insurance Company	1	—	—	—	—	—	—	—	—
Total assets	481	425	1,287	84	1,660	58	26	6	115

LIABILITIES
Payable to Protective Life Insurance Company	1	—	—	—	—	—	—	—	—
Net assets	$480	$425	$1,287	$84	$1,660	$58	$26	$6	$115

Units Outstanding	38	15	31	3	62	1	1	—	8

Shares Owned in each Portfolio	480	66	28	4	76	1	1	1	9

Fair Value per Share	$1.00	$6.41	$46.73	$23.18	$21.72	$76.09	$23.11	$11.64	$13.28

Investment in Portfolio shares, at Cost	$1	$435	$847	$76	$1,184	$19	$21	$5	$121

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Assets and Liabilities, continued

As of December 31, 2020

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds						Lord Abbett
($ in thousands, except Fair Value per Share)	Templeton Growth VIP Fund (Fund 2)	Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I	Invesco Real Estate Series I	Invesco VI American Franchise	Invesco VI Diversified Dividend	Invesco VI Health Care Fund	Invesco VI Mid Cap Growth	Lord Abbett Growth & Income
ASSETS
Investments in subaccounts at fair value	$87	$38	$29	$367	$—	$8	$—	$210
Receivable from Protective Life Insurance Company	—	26	—	—	—	—	—	—
Total assets	87	64	29	367	—	8	—	210

LIABILITIES
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	—
Net assets	$87	$64	$29	$367	$—	$8	$—	$210

Units Outstanding	4	3	1	12	—	—	—	8

Shares Owned in each Portfolio	8	—	2	4	—	—	—	6

Fair Value per Share	$11.17	$106.93	$14.69	$89.10	$25.72	$33.69	$3.62	$34.94

Investment in Portfolio shares, at Cost	$91	$26	$30	$198	$—	$5	$—	$169

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Assets and Liabilities, continued

As of December 31, 2020

	MFS Variable Insurance Trust
($ in thousands, except Fair Value per Share)	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC
ASSETS
Investments in subaccounts at fair value	$1	$74	$30	$99	$103	$10	$8	$87
Receivable from Protective Life Insurance Company	—	—	—	—	—	—	—	—
Total assets	1	74	30	99	103	10	8	87

LIABILITIES
Payable to Protective Life Insurance Company	—	—	—	—	—	—	—	—
Net assets	$1	$74	$30	$99	$103	$10	$8	$87

Units Outstanding	—	3	—	2	4	—	—	4

Shares Owned in each Portfolio	—	2	1	4	4	—	—	4

Fair Value per Share	$36.57	$35.99	$26.96	$23.61	$25.50	$34.69	$25.06	$24.67

Investment in Portfolio shares, at Cost	$1	$48	$20	$65	$81	$8	$6	$64

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Operations

For the year ended December 31, 2020

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$7	$2	$—	$2	$—	$—	$4	$—	$4

EXPENSES
Mortality and expense risk and administrative charges	5	4	22	1	1	2	4	—	2

Net investment income (loss)	2	(2)	(22)	1	(1)	(2)	—	—	2

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	14	3	59	2	4	—	9	—	—
Capital gain distributions	18	5	151	2	—	10	14	3	—
Net realized gain (loss) on investments	32	8	210	4	4	10	23	3	—

Net unrealized appreciation (depreciation) on investments	4	72	510	(7)	—	39	13	3	5
Net realized and unrealized gain (loss) on investments	36	80	720	(3)	4	49	36	6	5

Net increase (decrease) in net assets resulting from operations	$38	$78	$698	$(2)	$3	$47	$36	$6	$7

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Operations, continued

For the year ended December 31, 2020

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust
	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$1	$23	$1	$2	$29	$—	$—	$—	$3

EXPENSES
Mortality and expense risk and administrative charges	6	5	16	3	20	1	—	—	1

Net investment income (loss)	(5)	18	(15)	(1)	9	(1)	—	—	2

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	—	(2)	44	(26)	40	1	—	—	(1)
Capital gain distributions	—	—	6	17	84	2	3	—	—
Net realized gain (loss) on investments	—	(2)	50	(9)	124	3	3	—	(1)

Net unrealized appreciation (depreciation) on investments	—	2	261	(18)	(60)	21	7	1	(4)
Net realized and unrealized gain (loss) on investments	—	—	311	(27)	64	24	10	1	(5)

Net increase (decrease) in net assets resulting from operations	$(5)	$18	$296	$(28)	$73	$23	$10	$1	$(3)

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Operations, continued

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds						Lord Abbett
	Templeton Growth VIP Fund (Fund 2)	Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I	Invesco Real Estate Series I	Invesco VI American Franchise	Invesco VI Diversified Dividend	Invesco VI Health Care Fund	Invesco VI Mid Cap Growth	Lord Abbett Growth & Income
	1/1/2020	4/30/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/30/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$2	$—	$1	$—	$—	$—	$—	$3

EXPENSES
Mortality and expense risk and administrative charges	1	—	—	5	—	—	—	3

Net investment income (loss)	1	—	1	(5)	—	—	—	—

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	—	—	—	18	—	—	(3)	1
Capital gain distributions	—	—	1	25	—	—	8	—
Net realized gain (loss) on investments	—		1	43	—	—	5	1

Net unrealized appreciation (depreciation) on investments	3	12	(6)	75	—	1	(5)	(1)
Net realized and unrealized gain (loss) on investments	3	12	(5)	118	—	1	—	—

Net increase (decrease) in net assets resulting from operations	$4	$12	$(4)	$113	$—	$1	$—	$—

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Operations, continued

For the year ended December 31, 2020

	MFS Variable Insurance Trust
	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$2	$—	$—	$—

EXPENSES
Mortality and expense risk and administrative charges	—	1	—	1	2	—	—	1

Net investment income (loss)	—	(1)	—	(1)	—	—	—	(1)

NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	—	3	—	1	8	5	—	1
Capital gain distributions	—	2	2	8	3	—	1	7
Net realized gain (loss) on investments	—	5	2	9	11	5	1	8

Net unrealized appreciation (depreciation) on investments	—	2	7	23	(4)	(4)	1	7
Net realized and unrealized gain (loss) on investments	—	7	9	32	7	1	2	15

Net increase (decrease) in net assets resulting from operations	$—	$6	$9	$31	$7	$1	$2	$14

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2020

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS
Net investment income (loss)	$2	$(2)	$(22)	$1	$(1)	$(2)	$—	$—	$2
Net realized gain (loss) on investments	32	8	210	4	4	10	23	3	—
Net unrealized appreciation (depreciation) on investments	4	72	510	(7)	—	39	13	3	5
Net increase (decrease) in net assets resulting from operations	38	78	698	(2)	3	47	36	6	7

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	2	—	—	—	—	—	1	—	—
Contract maintenance fees	—	—	(1)	—	—	—	—	—	—
Contract owners’ benefits	(56)	(5)	(81)	(7)	(7)	(2)	(30)	(1)	(14)
Transfer (to) from other portfolios	2	(27)	(20)	—	—	(1)	—	—	3
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(52)	(32)	(102)	(7)	(7)	(3)	(29)	(1)	(11)

Total increase (decrease) in net assets	(14)	46	596	(9)	(4)	44	7	5	(4)

NET ASSETS
Beginning of period	427	321	1,515	104	56	112	265	37	165
End of period	$413	$367	$2,111	$95	$52	$156	$272	$42	$161

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust
	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS
Net investment income (loss)	$(5)	$18	$(15)	$(1)	$9	$(1)	$—	$—	$2
Net realized gain (loss) on investments	—	(2)	50	(9)	124	3	3	—	(1)
Net unrealized appreciation (depreciation) on investments	—	2	261	(18)	(60)	21	7	1	(4)
Net increase (decrease) in net assets resulting from operations	(5)	18	296	(28)	73	23	10	1	(3)

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	1	—	—	—	—	—	1
Contract maintenance fees	(1)	—	(1)	—	(1)	—	—	—	—
Contract owners’ benefits	(8)	(48)	(63)	(21)	(211)	(1)	(5)	—	(2)
Transfer (to) from other portfolios	315	17	(50)	(275)	5	—	—	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	306	(31)	(113)	(296)	(207)	(1)	(5)	—	(1)

Total increase (decrease) in net assets	301	(13)	183	(324)	(134)	22	5	1	(4)

NET ASSETS
Beginning of period	179	438	1,104	408	1,794	36	21	5	119
End of period	$480	$425	$1,287	$84	$1,660	$58	$26	$6	$115

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds						Lord Abbett
	Templeton Growth VIP Fund (Fund 2)	Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I	Invesco Real Estate Series I	Invesco VI American Franchise	Invesco VI Diversified Dividend	Invesco VI Health Care Fund	Invesco VI Mid Cap Growth	Lord Abbett Growth & Income
	1/1/2020	4/30/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	4/30/2020	12/31/2020
FROM OPERATIONS
Net investment income (loss)	$1	$—	$1	$(5)	$—	$—	$—	$—
Net realized gain (loss) on investments	—	—	1	43	—	—	5	1
Net unrealized appreciation (depreciation) on investments	3	12	(6)	75	—	1	(5)	(1)
Net increase (decrease) in net assets resulting from operations	4	12	(4)	113	—	1	—	—

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	—	—	—	—	—	—
Contract maintenance fees	(1)	—	(1)	1	—	—	—	—
Contract owners’ benefits	—	—	—	(30)	—	—	(3)	(11)
Transfer (to) from other portfolios	—	52	—	(9)	—	—	(27)	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1)	52	(1)	(38)	—	—	(30)	(11)

Total increase (decrease) in net assets	3	64	(5)	75	—	1	(30)	(11)

NET ASSETS
Beginning of period	84		34	292	—	7	30	221
End of period	$87	$64	$29	$367	$—	$8	$—	$210

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets, continued

For the year ended December 31, 2020

	MFS Variable Insurance Trust
	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC
	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020	1/1/2020
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020	12/31/2020
FROM OPERATIONS
Net investment income (loss)	$—	$(1)	$—	$(1)	$—	$—	$—	$(1)
Net realized gain (loss) on investments	—	5	2	9	11	5	1	8
Net unrealized appreciation (depreciation) on investments	—	2	7	23	(4)	(4)	1	7
Net increase (decrease) in net assets resulting from operations	—	6	9	31	7	1	2	14

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	—	—	—	—	—	—
Contract maintenance fees	—	—	—	—	—	—	—	—
Contract owners’ benefits	(1)	(12)	(1)	(2)	(43)	(19)	(2)	(3)
Transfer (to) from other portfolios	—	—	—	(1)	—	—	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(1)	(12)	(1)	(3)	(43)	(19)	(2)	(3)

Total increase (decrease) in net assets	(1)	(6)	8	28	(36)	(18)	—	11

NET ASSETS
Beginning of period	2	80	22	71	139	28	8	76
End of period	$1	$74	$30	$99	$103	$10	$8	$87

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets

For the year ended December 31, 2019

	American Century Variable Portfolios, Inc.				Columbia Funds		Deutsche Asset & Wealth Management		Federated
	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	American Century VP Value	Columbia Variable Portfolio - Select Smaller Cap Value	Columbia Variable Portfolio - Seligman Global Technology	DWS Equity 500 Index VIP - Class A	DWS Small Cap Index VIP - Class A	Federated Hermes for US Government Securities II
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS
Net investment income (loss)	$3	$(1)	$(19)	$—	$(1)	$(2)	$1	$—	$3
Net realized gain (loss) on investments	40	27	253	33	13	17	13	3	(2)
Net unrealized appreciation (depreciation) on investments	37	47	174	(5)	(1)	37	46	4	7
Net increase (decrease) in net assets resulting from operations	80	73	408	28	11	52	60	7	8

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	2	—	—	—	—	—	1	—	—
Contract maintenance fees	(1)	—	(1)	—	—	—	—	—	—
Contract owners’ benefits	(21)	(33)	(234)	(75)	(27)	(65)	(3)	—	(26)
Transfer (to) from other portfolios	1	—	(1)	—	—	(12)	—	—	4
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(19)	(33)	(236)	(75)	(27)	(77)	(2)	—	(22)

Total increase (decrease) in net assets	61	40	172	(47)	(16)	(25)	58	7	(14)

NET ASSETS
Beginning of period	366	281	1,343	151	72	137	207	30	179
End of period	$427	$321	$1,515	$104	$56	$112	$265	$37	$165

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	Federated		Fidelity Variable Insurance Products Fund				Franklin Templeton Variable Insurance Products Trust
	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2	Fidelity Equity Income - Class 2	Fidelity Growth & Income - Class 2	Fidelity Growth Opportunities - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2	Templeton Developing Markets VIP Fund (Fund 2)	Templeton Foreign VIP Fund (Fund 2)
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS
Net investment income (loss)	$1	$22	$(11)	$2	$34	$(1)	$(1)	$—	$—
Net realized gain (loss) on investments	—	(4)	148	16	158	3	3	—	—
Net unrealized appreciation (depreciation) on investments	—	36	90	33	205	8	10	2	12
Net increase (decrease) in net assets resulting from operations	1	54	227	51	397	10	12	2	12

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	1	—	—	—	—	—	1
Contract maintenance fees	(1)	—	—	—	(1)	—	—	—	—
Contract owners’ benefits	(41)	(47)	(149)	(14)	(39)	—	(32)	(4)	(9)
Transfer (to) from other portfolios	(564)	—	265	277	—	—	—	(2)	(6)
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(606)	(47)	117	263	(40)	—	(32)	(6)	(14)

Total increase (decrease) in net assets	(605)	7	344	314	357	10	(20)	(4)	(2)

NET ASSETS
Beginning of period	784	431	760	94	1,437	26	41	9	121
End of period	$179	$438	$1,104	$408	$1,794	$36	$21	$5	$119

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	Franklin Templeton Variable Insurance Products Trust	Invesco Variable Insurance Funds					Lord Abbett
	Templeton Growth VIP Fund (Fund 2)	Invesco Real Estate Series I	Invesco VI American Franchise	Invesco VI Diversified Dividend	Invesco VI Health Care Fund	Invesco VI Mid Cap Growth	Lord Abbett Growth & Income
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to
($ in thousands)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS
Net investment income (loss)	$1	$1	$(4)	$—	$—	$—	$1
Net realized gain (loss) on investments	16	—	56	—	1	4	16
Net unrealized appreciation (depreciation) on investments	(6)	5	30	—	1	3	22
Net increase (decrease) in net assets resulting from operations	11	6	82	—	2	7	39

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	—	—	—	—	—
Contract maintenance fees	—	—	—	—	—	—	(1)
Contract owners’ benefits	(8)	—	(41)	—	(3)	(1)	(7)
Transfer (to) from other portfolios	—	—	(6)	—	—	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	(8)	—	(47)	—	(3)	(1)	(8)

Total increase (decrease) in net assets	3	6	35	—	(1)	6	31

NET ASSETS
Beginning of period	81	28	257	0	8	24	190
End of period	$84	$34	$292	$—	$7	$30	$221

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company - First Variable Annuity Fund E

Statement of Changes in Net Assets, continued

For the year ended December 31, 2019

	MFS Variable Insurance Trust
	MFS Investors Trust Series - IC	MFS Investors Trust Series - SC	MFS New Discovery - IC	MFS New Discovery - SC	MFS Total Return - SC	MFS Utility - SC	MFS VIT II MA Investors Growth Stock - IC	MFS VIT II MA Investors Growth Stock - SC
	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019	1/1/2019
	to	to	to	to	to	to	to	to
($ in thousands)	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019	12/31/2019
FROM OPERATIONS
Net investment income (loss)	$—	$(1)	$—	$(1)	$2	$1	$—	$(1)
Net realized gain (loss) on investments	—	5	4	14	25	—	—	6
Net unrealized appreciation (depreciation) on investments	—	14	3	8	8	4	2	16
Net increase (decrease) in net assets resulting from operations	—	18	7	21	35	5	2	21

FROM VARIABLE ANNUITY CONTRACT TRANSACTIONS
Contract owners’ net payments	—	—	—	—	—	—	—	—
Contract maintenance fees	—	—	—	—	—	—	—	—
Contract owners’ benefits	—	—	(4)	(2)	(8)	—	—	(2)
Transfer (to) from other portfolios	—	—	—	(1)	(111)	—	—	—
Net increase (decrease) in net assets resulting from variable annuity contract transactions	—	—	(4)	(3)	(119)	—	—	(2)

Total increase (decrease) in net assets	—	18	3	18	(84)	5	2	19

NET ASSETS
Beginning of period	2	62	19	53	223	23	6	57
End of period	$2	$80	$22	$71	$139	$28	$8	$76

The accompanying notes are an integral part of these financial statements

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(1) Organization

Protective Life Insurance Company - First Variable Annuity Fund E (“Separate Account”) began operations as a segregated account of First Variable Life Insurance Company (“First Variable”). On January 2, 2004, First Variable was merged into its parent company, Protective Life Insurance Company (“Protective Life”).  Protective Life is a wholly owned subsidiary of Protective Life Corporation (“PLC”).  PLC and its subsidiaries are wholly owned subsidiaries of The Dai-ichi Life Insurance Company, Limited, a kabushiki kaisha organized under the laws of Japan (now known as Dai-ichi Life Holdings, Inc.).  The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (“Contracts”) are allocated until maturity or termination of the Contracts. New contracts are no longer being sold but holders of existing contracts may make additional deposits.  The following is a list of each variable annuity product funded by the Separate Account:

Capital No Load VA

Capital Five VA

Capital Six Load VA

The Separate Account is structured as a unit investment trust registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended.  The Separate Account follows the accounting and reporting guidance in ASC Topic 946, “Financial Services — Investment Companies”.

During the years ended December 31, 2020 and 2019, assets were invested in thirty-four subaccounts.

American Century VP Disciplined Core Value Fund I (h)	Invesco Real Estate Series I
American Century VP International	Invesco VI American Franchise
American Century VP Ultra	Invesco VI Diversified Dividend
American Century VP Value	Invesco VI Health Care Fund (a)
Columbia Variable Portfolio — Select Smaller Cap Value	Invesco VI Mid Cap Growth (g)
Columbia Variable Portfolio — Seligman Global Technology	Lord Abbett Growth & Income
DWS Equity 500 Index VIP — Class A (b)	MFS Investors Trust Series — IC
DWS Small Cap Index VIP — Class A (c)	MFS Investors Trust Series — SC
Federated Hermes for US Government Securities II (f)	MFS New Discovery — IC
Federated Hermes Government Money Fund II (d)	MFS New Discovery — SC
Federated Hermes High Income Bond II (e)	MFS Total Return — SC
Fidelity Contrafund — Class 2	MFS Utility — SC
Fidelity Equity Income — Class 2	MFS VIT II MA Investors Growth Stock — IC
Fidelity Growth & Income — Class 2	MFS VIT II MA Investors Growth Stock — SC
Fidelity Growth Opportunities — Class 2	Templeton Developing Markets VIP Fund (Fund 2)
Franklin Small-Mid Cap Growth VIP Fund — Class 2	Templeton Foreign VIP Fund (Fund 2)
Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I	Templeton Growth VIP Fund (Fund 2)

(a)    Effective April 30, 2018, name changed from Invesco VI Global Health Care.

(b)    Effective July 2, 2018, name changed from Deutsche Equity 500 Index VIP — Class A.

(c)     Effective July 2, 2018, name changed from Deutsche Small Cap Index VIP — Class A.

(d)    Effective April 28, 2020, name changed from Federated Government Money Fund II — Class A

(e)     Effective April 28, 2020, name changed from Federated High Income Bond II — Class P

(f)      Effective April 28, 2020, name changed from Federated US Government II — Class A

(g)     Effective April 30, 2020, Invesco VI Mid Cap Growth merged into Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I

(h)    Effective September 25, 2020, name changed from American Century VP Income & Growth

Gross premiums from the Contracts are allocated to the subaccounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets.  Such amounts are used to provide account funds to pay contract values under the Contracts.  Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from Protective Life’s other assets and liabilities.

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(1) Organization, continued

Contract owners may allocate some or all of the applicable gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life’s General Account. The assets of Protective Life’s General Account support its insurance and annuity obligations and are subject to Protective Life’s general liabilities from business operations.  The Guaranteed Account’s balance as of December 31, 2020 was approximately $9.1 million.

During 2020, the COVID-19 pandemic has negatively impacted the U.S. and global economies and created impacts and risks to Protective Life business. As of December 31 2020, COVID-19 related impacts to Protective Life, including adverse mortality experience, have been manageable. However, it is expected that the effects from the pandemic are likely to persist for months to come, and as a result, the extent and nature of its full financial impact cannot reasonably be estimated at this time due to the continued uncertainty as to the severity and duration of the pandemic.  Management will continue to monitor developments, and their impact on the fair value of the subaccounts in which the Separate Account invest.

(2) Significant Accounting Policies

Investment Valuation

Investments are made and measured in shares and are valued at the net asset values of the respective fund portfolios (“Funds”), whose investments are stated at fair value. The net assets of each subaccount of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds. Transactions with the Funds are recorded on the trade date.

Net Realized Gains and Losses

Net realized gains and losses on investments include gains and losses on redemptions of the Funds’ shares (determined for each product using the weighted average method) and capital gain distributions from the Funds.

Dividend Income and Capital Gain Distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the portfolio. Ordinary dividend and capital gain distributions are from net investment income and net realized gains, respectively, as recorded in the financial statements of the underlying Funds.

Net transfers (to) from Subaccounts or Affiliate

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owner’s interest to or from another subaccount or to the general account of Protective Life.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The results of the operations of the Separate Account are included in the federal income tax return of PLC.  Under the provisions of the Contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge has been made against the Separate Account for such tax during the year ended December 31, 2020.  Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the contracts.

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(2) Significant Accounting Policies, continued

Contracts in Annuity Payment Period

Net assets allocated to contracts in the annuity payout period are computed according to the 1983 Individual Annuity Mortality Table.  The assumed investment return varies between 3% and 4%, depending on the specific Contract.  The mortality risk is fully borne by Protective Life and may result in additional amounts being transferred into the Separate Account by Protective Life to cover greater longevity of annuitants than expected.  Conversely, if amounts allocated exceed amounts required, transfers may be made to Protective Life for the calculated or excess differential.  As of December 31, 2020, there are no contracts in the annuity payout phase.

Risks and Uncertainties

The Separate Account provides for various subaccount investment options in any combination of mutual funds, each of which bears exposure to the market, credit and liquidity risks of the underlying portfolio in which it invests.  Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets.  Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying mutual funds.

(3) Fair Value of Financial Instruments

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Separate Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into a three level hierarchy as outlined within the applicable guidance. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.  As there are no level 3 assets in any period presented, disclosure of transfers between level 3 or disclosure of a reconciliation of level 3 assets is not required.  In addition, there are no other financial assets or assets valued on a non-recurring basis.

Financial assets recorded at fair value in the Statement of Assets and Liabilities are categorized as follows:

Level 1: Unadjusted quoted prices for identical assets in an active market.

Level 2: Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly.  Level 2 inputs include the following:

a)              Quoted prices for similar assets in active markets

b)              Quoted prices for identical or similar assets in non-active markets

c)               Inputs other than quoted market prices that are observable

d)              Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3: Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset.

Determination of Fair Values

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds with readily determinable fair values. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective mutual funds.

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(4) Changes in Units Outstanding

The change in units outstanding for the years ended December 31, 2020 and 2019 were as follows:

	2020			2019
(in thousands) Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

American Century VP Disciplined Core Value Fund I	0	2	-2	0	1	-1
American Century VP International	0	0	0	0	2	-2
American Century VP Ultra	0	3	-3	0	9	-9
American Century VP Value	0	0	0	0	2	-2
Columbia Variable Portfolio — Select Smaller Cap Value	0	0	0	0	1	-1
Columbia Variable Portfolio — Seligman Global Technology	0	0	0	0	3	-3
DWS Equity 500 Index VIP — Class A	0	1	-1	0	0	0
DWS Small Cap Index VIP — Class A	0	0	0	0	0	0
Federated Hermes for US Government Securities II	0	1	-1	0	2	-1
Federated Hermes Government Money Fund II	63	37	26	32	83	-51
Federated Hermes High Income Bond II	1	2	-1	0	2	-2
Fidelity Contrafund — Class 2	9	13	-4	21	16	4
Fidelity Equity Income — Class 2	7	20	-13	17	5	12
Fidelity Growth & Income — Class 2	0	9	-9	1	3	-2
Fidelity Growth Opportunities — Class 2	0	0	0	0	0	0
Franklin Small-Mid Cap Growth VIP Fund — Class 2	0	0	0	0	1	-1
Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I	3	0	3	0	0	0
Invesco Real Estate Series I	0	0	0	0	0	0
Invesco VI American Franchise	0	1	-1	0	3	-3
Invesco VI Diversified Dividend	0	0	0	0	0	0
Invesco VI Health Care Fund	0	0	0	0	0	0
Invesco VI Mid Cap Growth	0	1	-1	0	0	0
Lord Abbett Growth & Income	0	1	-1	0	0	0
MFS Investors Trust Series — IC	0	0	0	0	0	0
MFS Investors Trust Series — SC	0	1	-1	0	0	0
MFS New Discovery — IC	0	0	0	0	0	0
MFS New Discovery — SC	0	0	0	0	1	-1
MFS Total Return — SC	0	2	-2	0	6	-6
MFS Utility — SC	0	1	-1	0	0	0
MFS VIT II MA Investors Growth Stock — IC	0	0	0	0	0	0
MFS VIT II MA Investors Growth Stock — SC	0	0	0	0	0	0
Templeton Developing Markets VIP Fund (Fund 2)	0	0	0	0	0	0
Templeton Foreign VIP Fund (Fund 2)	0	0	0	0	1	-1
Templeton Growth VIP Fund (Fund 2)	0	0	0	0	0	0

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(5) Investments

The cost of purchases and proceeds from sales of investments, including distributions received and reinvested, for the year ended December 31, 2020 are as follows:

(in thousands)	Purchases	Sales

American Century VP Disciplined Core Value Fund I	$33	$64
American Century VP International	7	9
American Century VP Ultra	154	127
American Century VP Value	4	9
Columbia Variable Portfolio — Select Smaller Cap Value	0	8
Columbia Variable Portfolio — Seligman Global Technology	10	6
DWS Equity 500 Index VIP — Class A	18	33
DWS Small Cap Index VIP — Class A	4	1
Federated Hermes for US Government Securities II	8	16
Federated Hermes Government Money Fund II	739	438
Federated Hermes High Income Bond II	41	54
Fidelity Contrafund — Class 2	279	401
Fidelity Equity Income — Class 2	171	450
Fidelity Growth & Income — Class 2	122	237
Fidelity Growth Opportunities — Class 2	2	2
Franklin Small-Mid Cap Growth VIP Fund — Class 2	3	5
Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I	26	0
Invesco Real Estate Series I	2	1
Invesco VI American Franchise	25	43
Invesco VI Diversified Dividend	0	0
Invesco VI Health Care Fund	0	0
Invesco VI Mid Cap Growth	8	29
Lord Abbett Growth & Income	3	15
MFS Investors Trust Series — IC	0	1
MFS Investors Trust Series — SC	2	14
MFS New Discovery — IC	2	2
MFS New Discovery — SC	8	3
MFS Total Return — SC	6	46
MFS Utility — SC	0	19
MFS VIT II MA Investors Growth Stock — IC	1	1
MFS VIT II MA Investors Growth Stock — SC	8	4
Templeton Developing Markets VIP Fund (Fund 2)	0	0
Templeton Foreign VIP Fund (Fund 2)	4	3
Templeton Growth VIP Fund (Fund 2)	2	1

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(6) Financial Highlights

Protective Life sells a number of variable annuity products that are funded by the Separate Account.  These products have unique combinations of features and fees that are charged against the contract owner’s account.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.  The following tables were developed by determining which products offered by Protective Life and funded by the Separate Account have the highest and lowest expense ratios.  The summaries may not reflect or directly equate to the minimum and maximum contract charges offered by Protective Life, as contract owners may not have selected all available and applicable contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2020, were as follows:

	As of December 31				For the year ended December 31
Subaccount	Units (000’s)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

American Century VP Disciplined Core Value Fund I (h)
2020	15	$26.70	$28.04	$413	1.70%	1.25%	1.50%	10.14%	10.42%
2019	18	24.24	25.40	427	2.13%	1.25%	1.50%	22.10%	22.41%
2018	18	19.85	20.75	366	2.04%	1.25%	1.50%	-8.26%	-8.03%
2017	18	21.64	22.56	407	2.46%	1.25%	1.50%	18.70%	18.99%
2016	23	18.23	18.96	427	2.31%	1.25%	1.50%	11.79%	12.07%
American Century VP International
2020	18	20.64	21.68	367	0.45%	1.25%	1.50%	24.00%	24.31%
2019	19	16.64	17.44	321	0.92%	1.25%	1.50%	26.51%	26.83%
2018	21	13.16	13.75	281	1.40%	1.25%	1.50%	-16.49%	-16.28%
2017	22	15.75	16.42	354	0.89%	1.25%	1.50%	29.26%	29.58%
2016	25	12.19	12.67	312	1.01%	1.25%	1.50%	-6.91%	-6.67%
American Century VP Ultra
2020	47	42.87	45.93	2,111	0.00%	1.15%	1.50%	47.62%	48.14%
2019	50	29.04	31.00	1,515	0.00%	1.15%	1.50%	32.58%	33.04%
2018	59	21.90	23.30	1,343	0.29%	1.15%	1.50%	-0.75%	-0.40%
2017	73	22.07	23.40	1,677	0.38%	1.15%	1.50%	30.26%	30.72%
2016	84	16.94	17.90	1,471	0.33%	1.15%	1.50%	2.89%	3.25%
American Century VP Value
2020	3	33.86	34.60	95	2.04%	1.40%	1.50%	-0.53%	-0.43%
2019	3	34.04	34.75	104	1.63%	1.40%	1.50%	25.14%	25.27%
2018	5	27.20	27.74	151	1.66%	1.40%	1.50%	-10.51%	-10.42%
2017	7	30.40	30.97	207	1.60%	1.40%	1.50%	7.13%	7.24%
2016	7	28.37	28.88	216	1.68%	1.40%	1.50%	18.69%	18.81%
Columbia Variable Portfolio — Select Smaller Cap Value
2020	1	39.74	40.53	52	0.00%	1.40%	1.50%	7.29%	7.40%
2019	1	37.04	37.74	56	0.00%	1.40%	1.50%	15.70%	15.81%
2018	2	32.02	32.59	72	0.00%	1.40%	1.50%	-14.13%	-14.04%
2017	2	37.28	37.91	86	0.00%	1.40%	1.50%	10.40%	10.51%
2016	4	33.77	34.30	136	0.00%	1.40%	1.50%	11.97%	12.08%
Columbia Variable Portfolio — Seligman Global Technology
2020	3	45.26	46.21	156	0.00%	1.40%	1.50%	43.63%	43.77%
2019	3	31.52	32.14	112	0.00%	1.40%	1.50%	52.66%	52.82%
2018	7	20.64	21.03	137	0.00%	1.40%	1.50%	-9.82%	-9.73%
2017	9	22.89	23.30	206	0.00%	1.40%	1.50%	32.92%	33.05%
2016	15	17.22	17.51	262	0.00%	1.40%	1.50%	17.24%	17.36%
DWS Equity 500 Index VIP — Class A (b)
2020	9	29.07	29.71	272	1.46%	1.40%	1.50%	16.33%	16.45%
2019	11	24.99	25.51	265	1.98%	1.40%	1.50%	29.23%	29.36%
2018	11	19.34	19.72	207	1.75%	1.40%	1.50%	-6.08%	-5.98%
2017	14	20.59	20.98	288	1.66%	1.40%	1.50%	19.73%	19.85%
2016	16	17.19	17.50	279	1.98%	1.40%	1.50%	9.95%	10.06%
DWS Small Cap Index VIP — Class A (c)
2020	1	40.83	40.83	42	0.92%	1.50%	1.50%	17.65%	17.65%
2019	1	34.71	34.71	37	1.08%	1.50%	1.50%	23.36%	23.36%
2018	1	28.13	28.13	30	1.09%	1.50%	1.50%	-12.56%	-12.56%
2017	1	32.18	32.78	39	0.96%	1.40%	1.50%	12.63%	12.74%
2016	1	28.57	29.08	37	1.02%	1.40%	1.50%	19.23%	19.35%

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(6) Financial Highlights, continued

	As of December 31				For the year ended December 31
Subaccount	Units (000’s)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

Federated Hermes for US Government Securities II (f)
2020	10	$15.30	$16.07	161	2.36%	1.25%	1.50%	3.64%	3.90%
2019	11	14.76	15.47	165	2.54%	1.25%	1.50%	4.32%	4.58%
2018	12	14.15	14.79	179	2.48%	1.25%	1.50%	-1.05%	-0.80%
2017	15	14.30	14.91	222	2.36%	1.25%	1.50%	0.41%	0.66%
2016	16	14.24	14.81	232	2.14%	1.25%	1.50%	0.09%	0.34%
Federated Hermes Government Money Fund II (d)
2020	38	11.32	17.24	480	0.17%	1.25%	1.50%	-1.29%	-1.05%
2019	12	11.47	17.42	179	1.68%	1.25%	1.50%	0.13%	0.38%
2018	63	11.45	17.36	784	0.92%	1.25%	1.50%	-0.26%	-0.01%
2017	17	11.48	17.36	255	0.28%	1.25%	1.50%	-1.18%	-0.93%
2016	26	11.62	17.52	381	0.00%	1.25%	1.50%	-1.49%	-1.24%
Federated Hermes High Income Bond II (e)
2020	15	27.05	29.76	425	5.36%	1.25%	1.50%	4.01%	4.27%
2019	15	26.01	28.54	438	6.44%	1.25%	1.50%	12.84%	13.12%
2018	18	23.05	25.23	431	8.82%	1.25%	1.50%	-4.73%	-4.49%
2017	22	24.19	26.42	552	7.15%	1.25%	1.50%	5.35%	5.62%
2016	25	22.96	25.02	606	5.53%	1.25%	1.50%	13.11%	13.39%
Fidelity Contrafund - Class 2
2020	31	38.79	48.13	1,287	0.08%	1.25%	1.50%	28.29%	28.61%
2019	35	30.23	37.42	1,104	0.24%	1.25%	1.50%	29.32%	29.64%
2018	30	23.38	28.87	760	0.43%	1.25%	1.50%	-8.04%	-7.81%
2017	44	25.42	31.31	1,202	0.78%	1.25%	1.50%	19.78%	20.08%
2016	52	21.22	26.07	1,181	0.59%	1.25%	1.50%	6.13%	6.39%
Fidelity Equity Income — Class 2
2020	3	25.87	26.41	84	0.87%	1.40%	1.50%	4.85%	4.96%
2019	16	24.67	25.16	408	2.52%	1.40%	1.50%	25.22%	25.34%
2018	5	19.70	20.08	94	1.48%	1.40%	1.50%	-9.91%	-9.82%
2017	11	21.87	22.26	238	1.46%	1.40%	1.50%	10.98%	11.09%
2016	14	19.71	20.04	286	2.03%	1.40%	1.50%	15.96%	16.07%
Fidelity Growth & Income — Class 2
2020	62	26.11	27.43	1,660	1.68%	1.25%	1.50%	5.99%	6.25%
2019	71	24.63	25.81	1,794	3.46%	1.25%	1.50%	27.75%	28.07%
2018	73	19.28	20.15	1,437	0.21%	1.25%	1.50%	-10.55%	-10.33%
2017	81	21.56	22.48	1,786	1.05%	1.25%	1.50%	14.88%	15.17%
2016	90	18.77	19.52	1,736	1.47%	1.25%	1.50%	14.09%	14.37%
Fidelity Growth Opportunities — Class 2
2020	1	46.25	47.22	58	0.00%	1.40%	1.50%	65.72%	65.89%
2019	1	27.91	28.46	36	0.00%	1.40%	1.50%	38.40%	38.54%
2018	1	20.16	20.54	26	0.11%	1.40%	1.50%	10.53%	10.64%
2017	2	18.24	18.57	40	0.10%	1.40%	1.50%	32.19%	32.32%
2016	2	13.80	14.03	33	0.05%	1.40%	1.50%	-1.43%	-1.33%
Franklin Small-Mid Cap Growth VIP Fund — Class 2
2020	1	38.30	39.06	26	0.00%	1.40%	1.50%	52.78%	52.93%
2019	1	25.07	25.54	21	0.00%	1.40%	1.50%	29.48%	29.61%
2018	2	19.36	19.71	41	0.00%	1.40%	1.50%	-6.79%	-6.69%
2017	12	20.77	21.12	243	0.00%	1.40%	1.50%	19.60%	19.72%
2016	15	17.37	17.64	253	0.00%	1.40%	1.50%	2.62%	2.72%
Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I
2020	3	14.88	14.89	64	0.00%	1.40%	1.50%	0.00%	0.00%
2019	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2018	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2017	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2016	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Real Estate Series I
2020	1	32.72	33.37	29	4.50%	1.40%	1.50%	-13.63%	-13.54%
2019	1	37.88	38.59	34	4.74%	1.40%	1.50%	21.17%	21.29%
2018	1	31.26	31.82	28	3.84%	1.40%	1.50%	-7.56%	-7.46%
2017	1	33.82	34.38	31	2.77%	1.40%	1.50%	11.37%	11.48%
2016	1	30.36	30.84	39	1.60%	1.40%	1.50%	0.52%	0.62%
Invesco VI American Franchise
2020	12	30.49	31.16	367	0.07%	1.40%	1.50%	40.23%	40.37%
2019	13	21.75	22.2	292	0.00%	1.40%	1.50%	34.72%	34.86%
2018	16	16.14	16.46	257	0.00%	1.40%	1.50%	-5.07%	-4.97%
2017	19	17	17.32	329	0.07%	1.40%	1.50%	25.45%	25.58%
2016	29	13.55	13.8	397	0.00%	1.40%	1.50%	0.75%	0.85%

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(6) Financial Highlights, continued

	As of December 31				For the year ended December 31
Subaccount	Units (000’s)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

Invesco VI Diversified Dividend
2020	0	$12.25	$12.25	$0	2.83%	1.50%	1.50%	-1.35%	-1.35%
2019	0	12.41	12.41	0	3.00%	1.50%	1.50%	23.23%	23.23%
2018	0	10.07	10.07	0	2.48%	1.50%	1.50%	-8.96%	-8.96%
2017	0	11.06	11.06	0	0.14%	1.50%	1.50%	6..96%	6.96%
2016	1	10.34	10.51	8	1.30%	1.40%	1.50%	13.10%	13.22%
Invesco VI Health Care Fund (a)
2020	0	33.35	34.02	8	0.30%	1.40%	1.50%	12.75%	12.86%
2019	0	29.58	30.14	7	0.05%	1.40%	1.50%	30.53%	30.66%
2018	0	22.66	23.07	8	0.00%	1.40%	1.50%	-0.61%	-0.51%
2017	1	22.80	23.18	13	0.22%	1.40%	1.50%	0.1411	14.22%
2016	1	19.98	20.30	30	0.00%	1.40%	1.50%	-12.78%	-12.69%
Invesco VI Mid Cap Growth (g)
2020	0	0.00	0.00	0	0.00%	0.00%	0.00%	0.00%	0.00%
2019	1	21.35	21.75	30	0.00%	1.40%	1.50%	32.34%	32.47%
2018	1	16.13	16.42	24	0.00%	1.40%	1.50%	-7.00%	-6.90%
2017	2	17.34	17.63	32	0.00%	1.40%	1.50%	0.2067	20.79%
2016	2	14.37	14.60	32	0.00%	1.40%	1.50%	-0.74%	-0.64%
Lord Abbett Growth & Income
2020	8	25.49	26.05	210	1.51%	1.40%	1.50%	1.16%	1.27%
2019	9	25.20	25.73	221	1.69%	1.40%	1.50%	20.67%	20.79%
2018	9	20.88	21.30	190	1.37%	1.40%	1.50%	-9.52%	-9.43%
2017	10	23.08	23.52	240	1.28%	1.40%	1.50%	0.117	11.81%
2016	12	20.66	21.03	244	1.42%	1.40%	1.50%	15.37%	15.49%
MFS Investors Trust Series — IC
2020	0	27.46	27.46	1	0.77%	1.50%	1.50%	12.17%	12.17%
2019	0	24.48	24.99	2	0.71%	1.40%	1.50%	29.62%	29.75%
2018	1	18.89	19.26	2	0.67%	1.40%	1.50%	-6.90%	-6.81%
2017	—	20.29	20.67	2	0.75%	1.40%	1.50%	0.2152	21.64%
2016	—	16.69	16.99	2	0.85%	1.40%	1.50%	6.97%	7.08%
MFS Investors Trust Series — SC
2020	3	25.95	26.49	74	0.36%	1.40%	1.50%	11.90%	12.02%
2019	4	23.19	23.65	80	0.50%	1.40%	1.50%	29.29%	29.42%
2018	3	17.93	18.27	62	0.44%	1.40%	1.50%	-7.12%	-7.03%
2017	4	19.31	19.65	74	0.58%	1.40%	1.50%	0.212	21.32%
2016	4	15.93	16.20	60	0.50%	1.40%	1.50%	6.70%	6.81%
MFS New Discovery — IC
2020	0	69.98	69.98	30	0.00%	1.50%	1.50%	43.71%	43.71%
2019	0	48.69	49.71	22	0.00%	1.40%	1.50%	39.59%	39.73%
2018	1	34.88	35.58	19	0.00%	1.40%	1.50%	-2.95%	-2.85%
2017	1	35.94	36.62	23	0.00%	1.40%	1.50%	0.2478	24.90%
2016	1	28.81	29.32	42	0.00%	1.40%	1.50%	7.43%	7.54%
MFS New Discovery — SC
2020	2	40.34	41.18	99	0.00%	1.40%	1.50%	43.41%	43.56%
2019	3	28.13	28.69	71	0.00%	1.40%	1.50%	39.17%	39.31%
2018	3	20.21	20.59	53	0.00%	1.40%	1.50%	-3.19%	-3.09%
2017	3	20.88	21.25	66	0.00%	1.40%	1.50%	0.2446	24.58%
2016	10	16.77	17.06	162	0.00%	1.40%	1.50%	7.18%	7.29%
MFS Total Return — SC
2020	4	23.35	23.81	103	1.94%	1.40%	1.50%	7.88%	7.99%
2019	6	21.64	22.05	139	2.84%	1.40%	1.50%	18.33%	18.45%
2018	12	18.29	18.61	223	1.98%	1.40%	1.50%	-7.28%	-7.19%
2017	18	19.72	20.06	354	2.08%	1.40%	1.50%	0.1036	10.47%
2016	20	17.87	18.16	368	2.79%	1.40%	1.50%	7.20%	7.30%
MFS Utility — SC
2020	0	33.21	33.87	10	1.05%	1.40%	1.50%	4.04%	4.15%
2019	0	31.92	32.52	28	3.92%	1.40%	1.50%	22.94%	23.07%
2018	1	25.96	26.42	23	0.87%	1.40%	1.50%	-0.70%	-0.60%
2017	1	26.14	26.58	23	4.39%	1.40%	1.50%	0.1279	12.91%
2016	1	23.18	23.54	19	3.75%	1.40%	1.50%	9.58%	9.69%
MFS VIT II MA Investors Growth Stock — IC
2020	0	21.25	21.37	8	0.45%	1.40%	1.50%	20.70%	20.82%
2019	0	17.60	16.69	8	0.60%	1.40%	1.50%	37.87%	38.01%
2018	0	12.77	12.82	6	0.61%	1.40%	1.50%	-0.70%	-0.60%
2017	0	12.86	12.89	6	0.47%	1.40%	1.50%	0.2652	26.65%
2016	1	10.16	10.18	9	0.24%	1.40%	1.50%	4.50%	4.60%

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(6) Financial Highlights, continued

	As of December 31				For the year ended December 31
Subaccount	Units (000’s)	Unit Fair Value Lowest	Unit Fair Value Highest	Net Assets (000’s)	Investment Income Ratio*	Expense Ratio Lowest **	Expense Ratio Highest **	Total Return Lowest ***	Total Return Highest ***

MFS VIT II MA Investors Growth Stock — SC
2020	4	$20.95	$21.07	$87	0.21%	1.40%	1.50%	20.37%	20.50%
2019	5	17.40	17.49	76	0.35%	1.40%	1.50%	37.51%	37.64%
2018	4	12.66	12.70	57	0.35%	1.40%	1.50%	-0.93%	-0.83%
2017	5	12.77	12.81	63	0.37%	1.40%	1.50%	0.262	26.33%
2016	7	10.12	10.14	69	0.38%	1.40%	1.50%	4.27%	4.37%
Templeton Developing Markets VIP Fund (Fund 2)
2020	0	39.02	39.79	6	3.64%	1.40%	1.50%	15.43%	15.55%
2019	0	33.80	34.44	5	1.01%	1.40%	1.50%	24.81%	24.94%
2018	0	27.08	27.56	9	0.88%	1.40%	1.50%	-17.06%	-16.97%
2017	0	32.65	33.20	13	0.91%	1.40%	1.50%	0.3833	38.46%
2016	1	23.60	23.98	13	0.77%	1.40%	1.50%	15.69%	15.81%
Templeton Foreign VIP Fund (Fund 2)
2020	8	14.84	15.17	115	2.93%	1.40%	1.50%	-2.63%	-2.54%
2019	8	15.24	15.56	119	1.78%	1.40%	1.50%	10.85%	10.96%
2018	9	13.75	14.02	121	2.59%	1.40%	1.50%	-0.1671	-16.62%
2017	10	16.51	16.82	168	2.56%	1.40%	1.50%	14.96%	15.08%
2016	11	14.36	14.61	159	1.92%	1.40%	1.50%	5.58%	5.69%
Templeton Growth VIP Fund (Fund 2)
2020	4	19.11	19.51	87	2.65%	1.40%	1.50%	4.22%	4.32%
2019	4	18.34	18.70	84	2.64%	1.40%	1.50%	0.1834	18.70%
2018	5	16.17	16.47	81	2.10%	1.40%	1.50%	-16.12%	-16.04%
2017	5	19.27	19.62	97	1.69%	1.40%	1.50%	16.74%	16.86%
2016	9	16.51	16.79	153	1.97%	1.40%	1.50%	7.99%	8.10%

*  These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.   The recognition of investment income by the subaccount if affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**  These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

N/A  — indicates “not applicable.”

(a) Effective April 30, 2018, name changed from Invesco VI Global Health Care.

(b) Effective July 2, 2018, name changed from Deutsche Equity 500 Index VIP — Class A.

(c) Effective July 2, 2018, name changed from Deutsche Small Cap Index VIP — Class A.

(d) Effective April 28, 2020, name changed from Federated Government Money Fund II — Class A

(e) Effective April 28, 2020, name changed from Federated High Income Bond II — Class P

(f) Effective April 28, 2020, name changed from Federated US Government II — Class A

(g) Effective April 30, 2020, Invesco VI Mid Cap Growth merged into Invesco Oppenheimer VI Discover Mid Cap Growth Fund Series I

(h) Effective September 25, 2020, name changed from American Century VP Income & Growth

Protective Life Insurance Company — First Variable Annuity Fund E

Notes to Financial Statements

December 31, 2020

(7) Expenses

The following is a summary of Separate Account expense charges which are assessed either as a direct redemption of units or as a reduction in unit values for all contracts contained with the Separate Account:

Expense Type	Range

Mortality and Expense Risk Charge
To compensate Protective Life for assuming mortality and expense risks, a daily mortality and expense risk is assessed through the reduction of unit values. The charge is assessed on an annual basis and is calculated as a percent of the average daily net assets and varies depending on the product purchased and the death benefit option selected.

Annual rate of 1.15% - 1.50% assessed monthly

Contract Maintenance Fee
This annual charge is deducted through a redemption of units and may be waived when the account value or purchase payments less surrenders and associated surrender charges equals or exceeds $50,000 or $100,000, based on contract terms.

Annual rate of $30

Surrender Charge (Contingent Deferred Sales Charge)
This charge is assessed as a percent of the amount surrendered and is imposed to reimburse Protective Life for some of the costs of distributing the contracts. The percentage charged is deducted through a redemption of units and based upon the number of full years which have elapsed between the date the contract was purchased and the surrender date.

Annual rate of 0.00% - 7.00%

Transfer Fee
Currently there is no fee charged for transfers; however, Protective Life has reserved the right to charge for each transfer after the first 12 transfers in any contract year. If applicable, this charge is deducted through a redemption of units.

$0 - $25

(8) Related Party Matters

Contract owners’ net payments represent premiums received from contract owners less certain deductions made by Protective Life in accordance with the Contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the Contract.

Investment Distributors, Inc., a wholly owned subsidiary of PLC, is the principal underwriter for the Separate Account.

(9) Subsequent Events

The Separate Account has evaluated the effects of events subsequent to December 31, 2020, and through the financial statement issuance date.  All accounting and disclosure requirements related to subsequent events are included in our financial statements.